Stockholders' Equity - Schedule of Fair Value of the Warrants at Issuance (Details) - USD ($) $ in Thousands	Jul. 11, 2025	Jun. 30, 2025	May 21, 2025	Apr. 07, 2025	Mar. 26, 2025
Schedule of Fair Value of the Warrants at Issuance [Abstract]
Exchange date of Fair value at issuance	$ 248	$ 80	$ 590	$ 67	$ 863